Financial Expense - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Expense
Financial expenses increased		€ 1,300
Exchange differences	€ 2,744	€ 2,432	€ 437
Realized exchange losses	1,600
Unrealized exchange losses	€ 1,100